Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
Condensed Balance Sheets

(Dollars in thousands)	December 31
	2015	2014
Assets
Cash in bank	$154,298	$36,064
Investments in subsidiaries	2,449,325	1,841,420
Other assets	54,454	119,493
	$2,658,077	$1,996,977
Liabilities and Shareholders’ Equity
Liabilities	$159,242	$144,829
Shareholders’ equity	2,498,835	1,852,148
	$2,658,077	$1,996,977

Condensed Statements of Income
Condensed Statements of Income

	Year Ended December 31
(Dollars in thousands)	2015	2014	2013
Operating income
Dividends from bank subsidiary	$—	$—	$49,000
Dividends from non-bank subsidiaries	—	—	1,511
Reimbursement of management expenses	59,255	46,433	34,474
Other income	(329)	437	869
Total operating income	58,926	46,870	85,854
Operating expenses
Interest expense	3,393	3,224	3,232
Salaries and employee benefits expense	41,689	31,981	29,159
Other expenses	17,492	14,576	13,651
Total operating expenses	62,574	49,781	46,042
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	(3,648)	(2,911)	39,812
Income tax expense (benefit)	800	(518)	(2,808)
Income (loss) before equity in undistributed earnings of subsidiaries	(4,448)	(2,393)	42,620
Equity in undistributed earnings of subsidiaries	147,292	107,775	22,508
Net income	$142,844	$105,382	$65,128

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

(Dollars in thousands)	Year Ended December 31
	2015	2014	2013
Cash Flow from Operating Activities
Net income	$142,844	$105,382	$65,128
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	416	595	2,035
Net income of subsidiaries	(147,292)	(107,775)	(73,044)
Share-based compensation cost	13,906	11,985	10,703
Gain on sale of assets	(110)	—	—
Tax benefit associated with share-based payment arrangements	(580)	(2,105)	(886)
Other, net	82,105	(27,274)	7,575
Net Cash Provided by (Used in) Operating Activities	91,289	(19,192)	11,511
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	(5,054)	4,783	—
Proceeds from sale of premises and equipment	12	—	11,751
Purchases of premises and equipment	(2)	(36)	(5,247)
Return of capital from (Capital contributed to) subsidiary	5,000	(14,600)	—
Dividends received from subsidiaries	—	—	50,511
Net Cash (Used in) Provided by Investing Activities	(44)	(9,853)	57,015
Cash Flow from Financing Activities
Cash dividends paid on common stock	(52,318)	(43,070)	(40,332)
Proceeds from common stock transactions	5,535	11,693	8,101
Payments to repurchase common stock	(3,620)	(3,727)	(2,280)
Net proceeds from issuance of preferred stock	76,812	—	—
Tax benefit associated with share-based payment arrangements	580	2,105	886
Net Cash Provided by (Used In) Financing Activities	26,989	(32,999)	(33,625)
Net Increase (Decrease) in Cash and Cash Equivalents	118,234	(62,044)	34,901
Cash and Cash Equivalents at Beginning of Period	36,064	98,108	63,207
Cash and Cash Equivalents at End of Period	$154,298	$36,064	$98,108